Variable interest entities (Maximum exposure to loss in VIEs) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Variable Interest Entities [Abstract]
Carrying value of debt and equity investments	$ 135,748	$ 132,113
Debt guarantees	80,366	88,313
Maximum exposure to loss	$ 216,114	$ 220,426